Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income for the year	R$ 1,046,613	R$ 794,356	R$ 426,058
Items that may be reclassified to profit or loss
Change in fair value of debt instruments at FVOCI		(11)	11
(-) Tax effect		5	(5)
Subtotal		(6)	6
Fair value changes in cash flow hedges	(96,602)	135,050	(47,057)
(-) Tax effect	43,471	(60,773)	21,176
Subtotal	(53,131)	74,277	(25,881)
Other comprehensive income for the year, net of tax	(53,131)	74,271	(25,875)
Total comprehensive income	993,482	868,627	400,183
Comprehensive income attributable to the equity owners of the parent / Net investment of the parent companies	984,702	862,091	396,116
Comprehensive income attributable to non-controlling interests	R$ 8,780	R$ 6,536	R$ 4,067